Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation	Basis of PresentationThe consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars. All intercompany accounts and transactions between the Autolus Therapeutics plc and its subsidiaries have been eliminated upon consolidation.
Use of Estimates	Use of Estimates The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual for research and development expenses, share-based compensation including assessing the probability of meeting performance conditions, income taxes, initial fair value of warrants, and non-cash interest expense on liability related to sale of future royalties and sales milestones. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known.
Going concern
Going concern
The financial position of the Company, its cash flows and liquidity position and borrowing facilities are described in the primary statements and notes to these sets of financial statements.

The Company reported cash of $310.3 million and net current assets of $318.4 million as at December 31, 2021, with a net loss for the year the ended December 31, 2021 of $142.1 million. The Company did not generate positive operational cash flow which was largely due to the continuing focus on the research, development, and clinical activities to advance the programs within the Company’s pipeline. During the year ended December 31, 2021, the Company raised aggregated net proceeds of $284.1 million.

In assessing the going concern assumptions, the Board has undertaken a rigorous assessment of the detailed forecasts covering the period through the end of 2023 taking into account a wide range of downside risks including program delays and non-receipt of milestone payments. As part of considering the downside risks, the Board has considered the impact of the ongoing coronavirus 2019 (‘‘COVID-19’’) pandemic. Whilst it is difficult to estimate the impact of COVID-19 pandemic due to the rapidly changing nature of the pandemic the Board has concluded that it will not have a significant negative impact on the cash outflows of the Company over the period assessed for going concern purposes.

Consequently, the Company concluded with its existing cash of $310.3 million it believes it can fund operations for at least next 12 months from the date of issuance of these financial statements and as such has prepared the consolidated financial statements on the going concern basis. As the Company continues to incur losses, the transition to profitability is dependent upon the successful development, approval and commercialization of its product candidates and achieving a level of revenues adequate to support its cost structure. Additional funding may be needed before the existing programs are expected to reach commercialization, leading to operational cash inflows.

Cash
Cash
The Company considers cash in the consolidated financial statements to include cash at banks with a maturity of less than three months, which is subject to an insignificant risk of changes in value.

Restricted Cash	Restricted CashThe Company's restricted cash consists of cash providing security for letters of credit in respect of lease agreements, credit cards and rental deposits relating to the sub-lease of facilities by Autolus to third parties. The Company entered into a credit card arrangement that requires a security deposit of $0.2 million. The restricted cash of $0.6 million as at December 31, 2020, was previously held for a letter of credit in connection with a lease which was released following the termination of the Company’s facility lease, in April 2021, and the $0.6 million was reclassified to cash. In October 2021, the Company entered into two sub-leasing agreements relating to the Enfield facility, which require rental deposits of $0.1 million in aggregate to be held by the Company.
Fair Value Measurements
Fair Value Measurements
The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines the fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in of the following levels:
•Level 1 — Quoted prices in active markets for identical assets or liabilities
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
•Level 3 — Unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability
The carrying amounts reported in the balance sheets for cash, prepaid expenses and other assets, long term deposits, accounts payable and accrued expenses and other liabilities approximate their fair value because of the short-term nature of these instruments.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that subject the Company to credit risk consist primarily of cash. The Company places cash in established financial institutions. The Company has no significant off-balance-sheet risk or concentration of credit risk, such as foreign exchange contracts, options contracts, or other foreign hedging arrangements.

Implementation Costs in a Cloud Computing Arrangement
Implementation Costs in a Cloud Computing Arrangement
The Company’s cloud computing arrangements primarily comprise hosting arrangements which are service contracts, whereby the Company gains remote access to use enterprise software hosted by the vendor or another third party on an as-needed basis for a period of time in exchange for a subscription fee. Implementation costs for cloud computing arrangements are capitalized if certain criteria are met and consist of internal and external costs directly attributable to developing and configuring cloud computing software for its intended use. These capitalized implementation costs are presented in the consolidated balance sheet in prepaid expenses and other assets, current and non-current, and are generally amortized over the fixed, non-cancellable term of the associated hosting arrangement on a straight-line basis.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost and depreciated or amortized using the straight-line method over the estimated useful lives of the respective assets. As of December 31, 2021 and 2020, the Company’s property and equipment consisted of office equipment, lab equipment, furniture and fixtures, and leasehold improvements.
Depreciation is computed using the straight-line method over the estimated useful lives of the related assets.
Assets under construction consist of costs incurred with leasehold improvements and, once placed into service, will be depreciated over the shorter of the lease term or the estimated useful life of the asset. Upon retirement or sale, the cost of assets disposed of, and the related accumulated depreciation, are removed from the accounts and any resulting gain or loss is included in the statement of operations and other comprehensive loss. Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred.
The Company recognized disposal loss of $0.7 million on leasehold improvements which are no longer being utilized in the facility in White City during the year ended December 31, 2021, and did not recognize a disposal loss during the years ended December 31, 2020 and 2019.
The Company routinely evaluates the useful life attributed to its assets. During the second quarter ended June 30, 2019, the Company determined that the useful lives of certain lab equipment should be increased from five-years to ten-years based on expectation of future usability. The Company accounted for this as a change in estimate that was applied prospectively, effective
April 1, 2019.
Impairment of Long-lived Assets	Impairment of Long-lived AssetsThe Company evaluates an asset for potential impairment when events or changes in circumstances indicate the carrying value of the asset may not be recoverable. Recoverability is measured by comparing the carrying value of the asset to the expected future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying value of the asset exceeds the fair value.
Leases
Leases
Effective January 1, 2019, the Company adopted Accounting Standards Codification (“ASC”), Topic 842, Leases (“ASC 842”), using the required modified retrospective approach and utilizing the effective date as its date of initial application.

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. Most leases with a term greater than one year are recognized on the balance sheet as right-of-use assets, lease liabilities and, if applicable, long-term lease liabilities. The Company has elected not to recognize on the balance sheet, leases with terms of one year or less. Operating lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected remaining lease term. However, certain adjustments to the right-of-use asset may be required for items such as incentives received, initial direct costs, or prepayments. The interest rate implicit in lease contracts is typically not readily determinable. As a result, the Company utilizes its incremental borrowing rates, which are the rates incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

In accordance with the guidance in ASC 842, components of a lease should be split into three categories: lease components (e.g., land, building, etc.), non-lease components (e.g., common area maintenance, consumables, etc.), and non-components (e.g., property taxes, insurance, etc.). Then the fixed and in-substance fixed contract consideration (including any related to non-components) must be allocated based on the respective relative fair values to the lease components and non-lease components.

Although separation of lease and non-lease components is required, certain practical expedients are available. Entities may elect the practical expedient to not separate lease and non-lease components. Rather, they would account for each lease component and the related non-lease component together as a single component. For new and amended leases beginning in 2019, the Company elected the practical expedients to account for the lease and non-lease components for leases for classes of all underlying assets and allocate all of the contract consideration to the lease component only. The Company determined the underlying lease to be the predominant component, and therefore, the entire agreement was accounted for under ASC 842.

Intangible Assets Subject to Amortization	Intangible Assets Subject to Amortization The Company’s intangible assets have been related to acquired software licenses with finite lives are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indicators were present, the Company would test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i.e., the asset is not recoverable), the Company would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. The Company evaluates the useful lives for these intangible assets each reporting period to determine whether events and circumstances warrant a revision in their remaining useful lives.
Segment Information
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision maker, the Company’s Chief Executive Officer, view the Company’s operations and manages its business as a single operating segment, which is the business of developing and commercializing gene therapies. The Company operates in two geographic regions: the United Kingdom and the United States. A majority of the Company’s assets are held in the United Kingdom.

Research and Development Costs and Accrued Research and Development Expenses	Research and Development CostsResearch and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries, share-based compensation and benefits, depreciation expense, third-party license fees, external costs of outside vendors engaged to conduct clinical development activities, clinical trials, costs to manufacture clinical trial materials and certain tax credits associated with research and development activities.
Accrued Research and Development Expenses
 As part of the process of preparing consolidated financial statements, the Company is required to estimate accruals for research and development expenses. This process involves reviewing and identifying services which have been performed by third parties on the Company’s behalf and determining the value of these services. In addition, the Company makes estimates of costs incurred to date but not yet invoiced, in relation to external clinical research organizations and clinical site costs. The Company analyzes the progress of clinical trials, including levels of patient enrollment; invoices received and contracted costs, when evaluating the adequacy of the accrued liabilities for research and development. The Company makes judgments and estimates in determining the accrued balance in any accounting period.

Share-Based Compensation
Share-Based Compensation
The Company recognizes compensation expense for equity awards based on the grant date fair value of the award. The Company recognizes share-based compensation expense for awards granted to employees that have a graded vesting schedule based on a service condition only on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards (the “graded-vesting attribution method”), based on the estimated grant date fair value for each separately vesting tranche. For equity awards with a graded vesting schedule and a combination of service and performance conditions, the Company recognizes share-based compensation expense using a graded-vesting attribution method over the requisite service period when the achievement of a performance-based milestone is probable, based on the relative satisfaction of the performance condition as of the reporting date. The Company accounts for forfeitures as they occur.

For share-based awards granted to consultants and non-employees, compensation expense is recognized using the graded-vesting attribution method over the period during which services are rendered by such consultants and non-employees until completed. The measurement date for employee awards is the date of grant, and share-based compensation costs are recognized as expense over the employees’ requisite service period, which is the vesting period, on an accelerated basis. In the year ended December 31, 2019 the Company adopted Accounting Standards Update (“ASU”) No. 2018-07, “Compensation —Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting” (“ASU No. 2018-07”), prior to which the measurement date for non-employee awards was generally the date the services were completed, resulting in financial reporting period adjustments to share-based compensation during the vesting terms for changes in the fair value of the awards. After the adoption of ASU No. 2018-07, the measurement date for non-employee awards is the later of the adoption date of ASU No. 2018-07 or the date of grant, without changes in the fair value of the award.

The fair value of each share option grant is estimated on the date of grant using the Black-Scholes option pricing model. See Note 9, "Share based compensation", for the Company’s assumptions used in connection with option grants made during the periods covered by these consolidated financial statements. Assumptions used in the option pricing model include the following:
Expected volatility.   The Company lacks company-specific historical and implied volatility information for the Company's ADSs for expected terms greater than 3.5 years. Therefore, it uses a combination of the historical volatility of the ADSs and also the expected share volatility based on the historical volatility of publicly traded peer companies and expect to continue to do so until such time as the Company has adequate historical data regarding the volatility of its own traded ADS price.
Expected term.    The expected term of the Company’s share options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options.
Risk-free interest rate.    The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods that are approximately equal to the expected term of the award.
Expected dividend.    Expected dividend yield of zero is based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.
Fair value of ordinary shares.   The fair market value of the Company’s ADSs underlying the share option is equal to the closing price of the ADSs on the Nasdaq Global Select Market on the date the grant is approved by the board of directors.

Foreign Currency Translation
Foreign Currency Translation
The Company maintains its financial statements in its functional currency, which is the pounds sterling. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective periods. The Company recorded foreign exchange losses of $2.3 million and $0.2 million for the years ended December 31, 2021, and 2020, respectively and a foreign exchange gain of $4.6 million, for the year ended December 31, 2019, which are included in other (expense) income in the statements of operations and comprehensive loss.
For financial reporting purposes, the financial statements of the Company have been translated into U.S. dollars. Assets and liabilities have been translated at the exchange rates at the balance sheet dates, while revenue and expenses are translated at the average exchange rates over the reporting period and shareholders’ equity amounts are translated based on historical exchange rates as of the date of each transaction. Translation adjustments are not included in determining net income (loss) but are included in foreign exchange adjustment to other comprehensive loss, a component of shareholders’ equity.

Patent Costs	Patent CostsThe Company expenses patent prosecution and related legal costs as they are incurred and classifies such costs as general and administrative expenses in the accompanying statements of operations and comprehensive loss.
Grant Income
Grant Income
The Company has received research grants under which it is reimbursed for specific research and development activities. Payments received are recognized as income in the statements of operations and comprehensive loss over the period in which the Company recognizes the related costs. At the time the Company recognizes grant income, it has complied with the conditions attached to it and the receipt of the reimbursement is reasonably assured. The Company has received grants from the U.K. government, which are repayable under certain circumstances, including breach or noncompliance. For grants with refund provisions, the Company reviews the grant to determine the likelihood of repayment. If the likelihood of repayment of the grant is determined to be remote, then the grant is recognized as grant income. The Company has determined that the likelihood of any repayment events included in its current grants is remote.

License Revenue
License Revenue
The Company accounts for its revenues pursuant to the provisions of ASC Topic 606, Revenue from Contracts with Customers (“ASC Topic 606”).

The Company has no products approved for commercial sale and have not generated any revenue from commercial product sales. The total revenue to date has been generated principally from license agreements with the Company's two customers. The Company executed the Research, Option and License Agreement with Moderna during the year ended December 31, 2021 which included a non-refundable upfront license fee, options for future commercial licenses, payments based upon achievement of clinical development and regulatory objectives, payments based upon achievement of certain levels of product sales, and royalties on product sales. The Company recorded license revenue of $1.5 million and $0.2 million for the years ended December 31, 2021 and 2020. The Company did not recognize any revenue related to licenses for the year ended December 31, 2019

In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.
License Fees and Multiple Element Arrangements
If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable, upfront fees allocated to the license at such time as the license is transferred to the licensee and the licensee is able to use, and benefit from, the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligations to determine whether the combined performance obligations are satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, upfront fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Appropriate methods of measuring progress include output methods and input methods. In determining the appropriate method for measuring progress, the Company considers the nature of service that the Company promises to transfer to the customer. When the Company decides on a method of measurement, the Company will apply that single method of measuring progress for each performance obligation satisfied over time and will apply that method consistently to similar performance obligations and in similar circumstances.

Customer Options
If an arrangement is determined to contain customer options that allow the customer to acquire additional goods or services, the goods and services underlying the customer options that are not determined to be material rights are not considered to be performance obligations at the outset of the arrangement, as they are contingent upon option exercise. The Company evaluate the customer options for material rights, or options to acquire additional goods or services for free or at a discount. If the customer options are determined to represent a material right, the material right is recognized as a separate performance obligation at the outset of the arrangement. The Company allocate the transaction price to material rights based on the relative standalone selling price, which is determined based on any identified discount and the probability that the customer will exercise the option. Amounts allocated to a material right are not recognized as revenue until, at the earliest, the option is exercised. The Company did not recognize any revenue related to customer options during the years ended December 31, 2021, 2020 and 2019, respectively.

Contingent Research Milestone Payments
ASC Topic 606 constrains the amount of variable consideration included in the transaction price in that either all, or a portion, of an amount of variable consideration should be included in the transaction price. The variable consideration amount should be included only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The assessment of whether variable consideration should be constrained is largely a qualitative one that has two elements: the likelihood of a change in estimate, and the magnitude thereof. Variable consideration is not constrained if the potential reversal of cumulative revenue recognized is not significant, for example.

If the consideration in a contract includes a variable amount, the Company will estimate the amount of consideration in exchange for transfer of promised goods or services. The consideration also can vary if the Company’s entitlement to the consideration is contingent on the occurrence or non-occurrence of a future event. The Company considers contingent research milestone payments to fall under the scope of variable consideration, which should be estimated for revenue recognition purposes at the inception of the contract and reassessed ongoing at the end of each reporting period.

The Company assesses whether contingent research milestones should be considered variable consideration that should be constrained and thus not part of the transaction price. This includes an assessment of the probability that all or some of the milestone revenue could be reversed when the uncertainty around whether or not the achievement of each milestone is resolved, and the amount of reversal could be significant.

U.S. GAAP provides factors to consider when assessing whether variable consideration should be constrained. All of the factors should be considered, and no factor is determinate. The Company considers all relevant factors.

For the years ended December 31, 2021, 2020 and 2019, the Company has not recognized any variable consideration with regards to the development milestones which are included in the license agreement that was executed during the year ended December 31, 2021. These development milestones are not yet probable and therefore no revenue has been recognized.

Royalty Revenue
For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, we recognize revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).
For the years ended December 31, 2021 and 2020, we have not recognized any royalty revenue from the license agreements that were executed in the current and prior periods.
Interest Expense and Liability Related to Sale of Future Royalties and Sales Milestones, net
The Company accounted for the Blackstone Collaboration Agreement as a liability. See Note 13, "Liability relating to the sale of future royalties and milestones, net" for additional details. The liability relates to the sale of future royalties and sales milestones and the related non-cash interest expense are measured based on the Company's current estimates of the timing and amount of expected future royalty and milestone payments expected to be paid over the estimated term of the agreement. The liability is amortized using the effective interest rate method, resulting in recognition of non-cash interest expense over the estimated term of the agreement. Each reporting period the Company assesses the estimated timing and amount of future expected royalty and milestone payments over the estimated term. If there are changes to the estimate, the Company recognizes the impact to the liability’s amortization schedule and the related non-cash interest expense using the catch-up method. The Company’s estimate of the amount of expected future royalties and milestones to be paid considers significant unobservable inputs including the estimated patient population, estimated selling price, estimated peak sales and sales ramp, the expected term of the royalty stream, timing of the expected launch and its impact on the royalty rate as well as the overall probability of a success. Additionally, the transaction costs associated with the liability will be amortized to non-cash interest expense over the estimated term of the agreements.

Income Taxes and Income Tax Credit
Income Taxes
The Company accounts for income taxes under the asset and liability method which includes the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Company’s financial statements. Under this approach, deferred taxes are recorded for the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus deferred taxes. Deferred taxes result from differences between the financial statements and tax bases of the Company’s assets and liabilities, and are adjusted for changes in tax rates and tax law when changes are enacted. The effects of future changes in income tax laws or rates are not anticipated.

The Company is subject to income taxes in the United Kingdom, the United States Germany and Switzerland. The calculation of the Company’s tax provision involves the application of tax law in multiple jurisdictions and requires judgement and estimates.

The Company evaluates the realizability of its deferred tax assets at each reporting date, and establishes a valuation allowance when it is more likely than not that all or a portion of its deferred tax assets will not be realized.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. The Company considers all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. In circumstances where there is sufficient negative evidence indicating that the Company’s deferred tax assets are not more likely than not realizable, the Company establishes a valuation allowance.

The Company uses a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more likely than not sustainable, based solely on their technical merits, upon examination, and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit or each position as the largest amount that the Company believes is more likely than not realizable. Differences between the amount of tax benefits taken or expected to be taken in the Company’s income tax returns and the amount of tax benefits recognized in the its financial statements represent the Company’s unrecognized income tax benefits, which it either records as a liability or reduction of deferred tax assets.

Income Tax Credit
The Company benefits from the U.K. research and development tax credit regime under both the small and medium sized enterprise, or SME, scheme and by claiming an RDEC in respect of grant funded projects. Under the SME regime, a portion of the Company’s losses can be surrendered for a cash rebate of up to 33.35% of eligible expenditures. Such credits are accounted for within the tax provision in the year in which the expenditures were incurred.

Comprehensive Loss	Comprehensive LossThe Company follows the provisions of the Financial Accounting Standards Board (“FASB”) ASC Topic 220, Comprehensive Income, which establishes standards for the reporting and display of comprehensive income and its components. Comprehensive gain or loss is defined to include all changes in equity during a period except those resulting from investments by owners and distributions to owners.
Restructuring Expenses
Restructuring expenses
The Company records costs and liabilities associated with exit and disposal activities in accordance with FASB ASC Topic 420, Exit or Disposal Cost Obligations ("ASC 420"). Such costs are based on estimates of fair value in the period liabilities are incurred. The Company evaluates and adjusts these costs as appropriate for changes in circumstances as additional information becomes available. Refer to Note 16, "Employee Benefits Plan and Severance Plan"

Net Loss per Share
Net Loss per Share
Basic and diluted net loss per ordinary share is determined by dividing net loss by the weighted average number of ordinary shares outstanding during the period. For all periods presented, the outstanding but unvested restricted shares, incentive share options and warrants have been excluded from the calculation, because their effects would be anti-dilutive. Therefore, the weighted average shares outstanding used to calculate both basic and diluted loss per share are the same for each period presented.

Recently issued accounting pronouncements adopted and not adopted
Recently issued accounting pronouncements adopted
In August 2020, the FASB issued ASU No. 2020-06 (“ASU 2020-06”) “Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity.” ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models will result in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU 2020-06 will be effective December 15, 2021, for the Company. Early adoption is permitted, but no earlier than January 1, 2021, including interim periods within that year. Management has determined the adoption of ASU 2020-06 did not have an impact on the Company's financial statements. The Company early adopted ASU 2020-06 using the modified retrospective basis.

Recently issued accounting pronouncements not adopted
Other accounting standards that have been issued by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company's financial statements upon adoption.